STOCK-BASED COMPENSATION (Details Narrative) ¥ / shares in Units, ¥ in Thousands								12 Months Ended
	Sep. 08, 2023 ¥ / shares shares	Apr. 20, 2023 ¥ / shares shares	Apr. 04, 2023 shares	Nov. 09, 2022 shares	May 13, 2022 USD ($)	Jul. 30, 2021 ¥ / shares shares	Nov. 30, 2020 ¥ / shares shares	Dec. 31, 2023 JPY (¥) ¥ / shares shares	Dec. 31, 2022 JPY (¥) ¥ / shares	Dec. 31, 2021 JPY (¥) ¥ / shares	Jan. 01, 2020 shares
Number of stock options								51,340
Reverse stock split								the Company after the adjustment for the 100-for-1 stock split in February 2018
Vesting period								2 years
Number of options											50,405
Number of shares purchased	1,539
Exercise price | ¥ / shares	¥ 800							¥ 64,103	¥ 1	¥ 48,060
Recognized stock based compensation expense | ¥								¥ 201,914	¥ 6,580	¥ 11,564
IPO [Member]
Number of shares purchased			1,875,000
Warrant [Member] | ADR [Member]
Number of shares purchased		131,200
Sale of stock percentage		7.00%
Exercise price of warrant | ¥ / shares		¥ 10.00
Warrant [Member] | IPO [Member]
Number of shares purchased		1,875,000
HeartCore Enterprises, Inc. [Member]
Description for stock acquisition rights allotment agreement				the Company and HeartCore entered into the 9th stock acquisition rights allotment agreement pursuant to which the Company allotted 5,771 stock acquisition rights to HeartCore in substitution for the Warrants originally issued on May 13, 2022. The stock acquisition right is exercisable upon a successful listing on the NASDAQ Capital Market or NYSE American and has an exercise price of US$0.01 per share and is fully vested. The number of shares underlying each stock acquisition right is calculated as the number of issued and outstanding shares of the Company’s capital stock on a fully diluted basis as of the previous day of the listing date on a stock exchange multiplied by 2% and divided by 5,771, subject to adjustment as provided in the agreement. The stock acquisition right, subject to some conditions, is exercisable upon the effectiveness of an IPO throughout a period of ten years from the listing date
Stock issued for acquisition				5,771
Consulting and Services Agreement [Member] | HeartCore Enterprises, Inc. [Member]
Cash consideration | $					$ 500,000
Description for warrants purchased for consulting agreement					HeartCore may exercise the Warrants beginning on the date of IPO until ten years following completion of an IPO to purchase 2% of the fully diluted shares of the Company’s capital stock as of the date of IPO, for an exercise price per share of US$0.01, subject to adjustment as provided in the agreement
Officer Directors And Employees [Member]
Number of shares purchased							870
Exercise price | ¥ / shares							¥ 45,140
Vesting date							Aug. 26, 2022
Expiration date							Jul. 31, 2030
Consultant [Member]
Number of shares purchased						50
Exercise price | ¥ / shares						¥ 48,060
Vesting date						Jul. 09, 2023
Expiration date						Jul. 31, 2031